Financial Instruments (Details) - Schedule of financial assets and liabilities - Financial liabilities at amortised cost, class [member] ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Financial liabilities at amortized costs:
Trade payables	₪ 1,868	$ 581	₪ 17,062
Other payables	2,381	741	1,203
Liability in respect of Government grants			14,812
Lease Liabilities	6,742	2,097	7,503
Loan from others	60,421	18,793	123,780
Financial liabilities at amortized costs	71,412	22,212	164,360
Financial liabilities at fair value through profit and loss:
Warrants measured at fair value			16,354
Total Financial liabilities	71,412	22,212	180,714
Total current	64,189	19,965	18,959
Total non-current	₪ 7,223	$ 2,247	₪ 161,755